Structured Entities - Summary of Carrying Amount and Fair Value (Detail) - Consolidated structured entities [member] - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Carrying amount [member]
Disclosure of information about structured entities [Line Items]
Assets	$ 14,335	$ 14,073
Associated liabilities	10,166	8,179
Fair Value
Disclosure of information about structured entities [Line Items]
Assets	14,344	14,045
Associated liabilities	10,209	8,134
Credit cards [Member] | Carrying amount [member]
Disclosure of information about structured entities [Line Items]
Assets	7,747	7,246
Credit cards [Member] | Fair Value
Disclosure of information about structured entities [Line Items]
Assets	7,747	7,246
Consumer installment and other personal [member] | Carrying amount [member]
Disclosure of information about structured entities [Line Items]
Assets	5,872	6,827
Consumer installment and other personal [member] | Fair Value
Disclosure of information about structured entities [Line Items]
Assets	5,876	$ 6,799
Business And Government [member] | Carrying amount [member]
Disclosure of information about structured entities [Line Items]
Assets	716
Business And Government [member] | Fair Value
Disclosure of information about structured entities [Line Items]
Assets	$ 721